UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income & Growth Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/17 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (84.9%)
	CONSUMER DISCRETIONARY (16.3%)
	APPAREL (1.8%)
52,000	NIKE, Inc. Class B	$2,897,960
55,000	VF Corp.	3,023,350
		5,921,310
	ENTERTAINMENT (3.2%)
80,000	Lions Gate Entertainment Corp. Class A	2,124,800
40,000	Six Flags Entertainment Corp.	2,379,600
32,000	Vail Resorts, Inc.	6,140,800
		10,645,200
	HOME BUILDERS (0.9%)
80,000	Toll Brothers, Inc. *	2,888,800

	INTERNET (3.8%)
6,500	Amazon.com, Inc. *	5,762,510
22,000	Expedia, Inc.	2,775,740
28,000	Netflix, Inc. *	4,138,680
		12,676,930
	MEDIA (1.9%)
72,000	Comcast Corp. Class A	2,706,480
32,000	Walt Disney Co. (The)	3,628,480
		6,334,960
	RETAIL (4.7%)
20,000	Home Depot, Inc.	2,936,600
86,000	Starbucks Corp.	5,021,540
40,000	Texas Roadhouse, Inc.	1,781,200
42,000	TJX Companies, Inc. (The)	3,321,360
120,000	Urban Outfitters, Inc. *	2,851,200
		15,911,900
		54,379,100
	CONSUMER STAPLES (2.5%)
	BEVERAGES (1.7%)
17,000	Constellation Brands, Inc. Class A	2,755,190
60,000	Monster Beverage Corp. *	2,770,200
		5,525,390
	COSMETICS & PERSONAL CARE (0.8%)
33,000	Estee Lauder Companies, Inc. (The) Class A	2,798,070
		8,323,460

Shares		Value
	ENERGY (5.3%)
	OIL & GAS (5.3%)
72,000	Anadarko Petroleum Corp.	$4,464,000
37,000	Diamondback Energy, Inc. *	3,837,455
25,000	Pioneer Natural Resources Co.	4,655,750
63,000	Schlumberger Ltd.	4,920,300
		17,877,505
	FINANCIALS (12.5%)
	BANKS (6.5%)
310,000	Bank of America Corp.	7,312,900
115,000	Citigroup, Inc.	6,879,300
85,000	JPMorgan Chase & Co.	7,466,400
		21,658,600
	DIVERSIFIED FINANCIAL (6.0%)
7,300	BlackRock, Inc.	2,799,623
215,000	Blackstone Group L.P. (The)	6,385,500
120,000	Charles Schwab Corp. (The)	4,897,200
125,000	Invesco Ltd.	3,828,750
70,000	Synchrony Financial	2,401,000
		20,312,073
		41,970,673
	HEALTH CARE (21.7%)
	BIOTECHNOLOGY (11.3%)
66,000	Alexion Pharmaceuticals, Inc. *	8,001,840
15,000	Biogen, Inc. *	4,101,300
40,000	BioMarin Pharmaceutical, Inc. *	3,511,200
76,000	Celgene Corp. *	9,456,680
26,000	Intercept Pharmaceuticals, Inc. *(1)	2,940,600
43,000	Kite Pharma, Inc. *(1)	3,375,070
57,000	Vertex Pharmaceuticals, Inc. *	6,232,950
		37,619,640
	HEALTH CARE PRODUCTS (2.9%)
61,000	Edwards Lifesciences Corp. *	5,738,270
50,000	Medtronic PLC	4,028,000
		9,766,270
	PHARMACEUTICALS (6.5%)
14,000	Allergan PLC	3,344,880
38,000	DexCom, Inc. *	3,219,740
45,000	Jazz Pharmaceuticals PLC *	6,530,850
170,000	Pfizer, Inc.	5,815,700
54,000	Zoetis, Inc.	2,881,980
		21,793,150
	SOFTWARE (1.0%)
60,000	Medidata Solutions, Inc. *	3,461,400
		72,640,460

1

March 31, 2017

Shares		Value
	INDUSTRIALS (0.8%)
	AIRLINES (0.8%)
56,000	Delta Air Lines, Inc.	$2,573,760

	INFORMATION TECHNOLOGY (23.4%)
	COMMERCIAL SERVICES (1.2%)
91,000	PayPal Holdings, Inc. *	3,914,820

	COMPUTERS (1.5%)
34,000	Apple, Inc.	4,884,440

	DIVERSIFIED FINANCIAL (2.4%)
90,000	Visa, Inc. Class A	7,998,300

	INTERNET (8.0%)
33,000	Alibaba Group Holding, Ltd. ADR *	3,558,390
2,100	Alphabet, Inc. Class C *	1,742,076
7,800	Alphabet, Inc. Class A *	6,612,840
64,000	Facebook, Inc. Class A *	9,091,200
100,000	GrubHub, Inc. *(1)	3,289,000
225,000	Pandora Media, Inc. *	2,657,250
		26,950,756
	SEMICONDUCTORS (2.5%)
25,000	BROADCOM, Ltd.	5,474,000
85,000	Intel Corp.	3,065,950
		8,539,950
	SOFTWARE (6.9%)
205,000	Activision Blizzard, Inc.	10,221,300
26,000	Adobe Systems, Inc. *	3,383,380
52,000	Akamai Technologies, Inc. *	3,104,400
41,000	Salesforce.com, Inc. *	3,382,090
34,000	ServiceNow, Inc. *	2,973,980
		23,065,150
	TELECOMMUNICATIONS (0.9%)
90,000	Cisco Systems, Inc.	3,042,000
		78,395,416
	MATERIALS (0.8%)
	CHEMICALS (0.8%)
24,000	Monsanto Co.	2,716,800

	REAL ESTATE (1.6%)
	REITS (1.6%)
26,000	American Tower Corp. REIT	3,160,040
30,000	Lamar Advertising Co. REIT Class A(1)	2,242,200
		5,402,240

	TOTAL COMMON STOCKS (Cost $241,340,295) (84.9%)	284,279,414

Principal Amount		Value
ASSET-BACKED SECURITIES (0.5%)
$51,964	Capital Auto Receivables Asset Trust, Series 2014-3, Class A3, 1.48%, 11/20/18	$51,966
250,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	250,318
150,000	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.56%, 11/16/20	149,959
100,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, 4/9/20	100,335
150,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	154,119
250,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	252,073
250,000	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.68%, 12/20/18	250,435
250,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (2)	251,146
100,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	100,824
100,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	101,016

	TOTAL ASSET-BACKED SECURITIES (Cost $1,669,236) (0.5%)	1,662,191

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.0%)
234,582	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.69%, 6/11/50 (3)	236,250
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	104,586
94,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K715, Class A2, 2.86%, 1/25/21	96,379
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.50%, 11/25/45 (2)(3)	254,296
59,835	FREMF Mortgage Trust, Series 2013-KF02, Class B, 3.78%, 12/25/45 (2)(3)	60,022
120,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.17%, 4/25/46 (2)(3)	121,751
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (2)(3)	254,415
201,243	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	193,210
250,000	GNMA, Series 2013-12, Class B, 2.17%, 11/16/52 (3)	236,562
250,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	259,317
110,203	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (3)	111,345

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$100,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	$102,878
126,391	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 3.09%, 4/25/45 (3)	126,314
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	251,934
385,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	392,717
150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	151,992
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	202,440
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.40%, 6/15/48	103,431
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	209,586

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,561,234) (1.0%)	3,469,425

Principal Amount		Value
CORPORATE BONDS & NOTES (6.8%)
	BASIC MATERIALS (0.2%)
	CHEMICALS (0.1%)
$225,000	Celanese U.S. Holdings LLC Guaranteed Notes	$238,436
200,000	LYB International Finance B.V. Guaranteed Notes	208,449
		446,885
	IRON/STEEL (0.0%)
75,000	Vale Overseas, Ltd. Guaranteed Notes (1)	76,245

	MINING (0.1%)
150,000	Glencore Funding LLC Guaranteed Notes (2)	152,893
		676,023
	COMMUNICATIONS (0.7%)
	INTERNET (0.2%)
225,000	Amazon.com, Inc. Senior Unsecured Notes	249,146
150,000	Expedia, Inc. Guaranteed Notes	157,016
150,000	Netflix, Inc. Senior Unsecured Notes	160,305
		566,467
	MEDIA (0.4%)
200,000	CBS Corp. Guaranteed Notes	202,550
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital Senior Secured Notes	105,667
150,000	Comcast Corp. Guaranteed Notes	191,046
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Guaranteed Notes	258,591
150,000	Discovery Communications LLC Guaranteed Notes	156,014
200,000	Scripps Networks Interactive, Inc. Senior Unsecured Notes	202,093
100,000	Time Warner, Inc. Guaranteed Notes	98,876
100,000	Time Warner, Inc. Guaranteed Notes	98,910
		1,313,747

3

March 31, 2017

Principal Amount		Value
	TELECOMMUNICATIONS (0.1%)
$150,000	AT&T, Inc. Senior Unsecured Notes	$152,305
250,000	Telefonica Emisiones SAU Guaranteed Notes	270,046
100,000	Verizon Communications, Inc. Senior Unsecured Notes	96,459
		518,810
		2,399,024
	CONSUMER, CYCLICAL (0.8%)
	AUTO MANUFACTURERS (0.2%)
300,000	Ford Motor Credit Co. LLC Senior Unsecured Notes	301,296
200,000	General Motors Financial Co., Inc. Guaranteed Notes	203,425
125,000	General Motors Financial Co., Inc. Guaranteed Notes	126,035
100,000	Nissan Motor Acceptance Corp. Senior Unsecured Notes (2)	100,656
		731,412
	AUTO PARTS & EQUIPMENT (0.1%)
175,000	Goodyear Tire & Rubber Co. (The) Guaranteed Notes	179,375
100,000	Magna International, Inc. Senior Unsecured Notes	105,604
		284,979
	HOME BUILDERS (0.2%)
100,000	CalAtlantic Group, Inc. Guaranteed Notes (1)	109,250
175,000	D.R. Horton, Inc. Guaranteed Notes	182,073
150,000	PulteGroup, Inc. Guaranteed Notes	154,125
100,000	Toll Brothers Finance Corp. Guaranteed Notes	100,750
		546,198
	HOUSEWARES (0.0%)
29,000	Newell Brands, Inc. Senior Unsecured Notes	29,358
50,000	Newell Brands, Inc. Senior Unsecured Notes	56,746
		86,104
	LEISURE TIME (0.0%)
150,000	Royal Caribbean Cruises, Ltd. Senior Unsecured Notes	162,000

	LODGING (0.2%)
46,000	Choice Hotels International, Inc. Guaranteed Notes	50,025
250,000	Wyndham Worldwide Corp. Senior Unsecured Notes	252,454

Principal Amount		Value
$250,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Guaranteed Notes (1)	$255,938
		558,417
	RETAIL (0.1%)
100,000	CVS Health Corp. Senior Unsecured Notes	98,933
100,000	L Brands, Inc. Guaranteed Notes	109,110
100,000	McDonald's Corp. MTN Senior Unsecured Notes	100,333
125,000	Sally Holdings LLC/Sally Capital, Inc. Guaranteed Notes	128,594
		436,970
		2,806,080
	CONSUMER, NON-CYCLICAL (0.9%)
	BEVERAGES (0.1%)
150,000	Anheuser-Busch InBev Finance, Inc. Guaranteed Notes	162,109
250,000	Constellation Brands, Inc. Guaranteed Notes	259,527
		421,636
	BIOTECHNOLOGY (0.1%)
150,000	Celgene Corp. Senior Unsecured Notes	151,109
200,000	Gilead Sciences, Inc. Senior Unsecured Notes	201,567
		352,676
	COMMERCIAL SERVICES (0.0%)
100,000	Service Corp. International Senior Unsecured Notes	103,250

	FOOD (0.2%)
150,000	JM Smucker Co. (The) Guaranteed Notes	149,652
100,000	Kellogg Co. Senior Unsecured Notes	97,750
100,000	Kroger Co. (The) Senior Unsecured Notes	107,177
150,000	Sysco Corp. Guaranteed Notes	153,076
200,000	Wm Wrigley Jr Co. Senior Unsecured Notes (2)	200,503
		708,158
	HEALTH CARE PRODUCTS (0.1%)
150,000	Edwards Lifesciences Corp. Senior Unsecured Notes	151,994

	HEALTH CARE SERVICES (0.3%)
150,000	DaVita, Inc. Guaranteed Notes	155,250
200,000	HCA, Inc. Guaranteed Notes	208,500
150,000	LifePoint Health, Inc. Guaranteed Notes	155,625
100,000	NYU Hospitals Center Secured Notes	104,467
100,000	Quest Diagnostics, Inc. Senior Unsecured Notes	99,015

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$100,000	UnitedHealth Group, Inc. Senior Unsecured Notes	$106,151
		829,008
	PHARMACEUTICALS (0.1%)
100,000	Actavis Funding SCS Guaranteed Notes	100,436
200,000	Express Scripts Holding Co. Guaranteed Notes	214,771
100,000	Shire Acquisitions Investments Ireland DAC Guaranteed Notes	97,033
		412,240
		2,978,962
	ENERGY (0.8%)
	OIL & GAS (0.3%)
100,000	Chevron Corp. Senior Unsecured Notes	99,160
100,000	Concho Resources, Inc. Guaranteed Notes	103,500
100,000	Devon Energy Corp. Senior Unsecured Notes	96,317
150,000	Occidental Petroleum Corp. Senior Unsecured Notes	156,804
50,000	Occidental Petroleum Corp. Senior Unsecured Notes	49,904
200,000	Phillips 66 Guaranteed Notes	212,040
125,000	Shell International Finance B.V. Guaranteed Notes (1)	117,922
175,000	Valero Energy Corp. Senior Unsecured Notes	207,134
		1,042,781
	PIPELINES (0.5%)
150,000	DCP Midstream Operating L.P. Guaranteed Notes	149,625
100,000	Enbridge, Inc. Senior Unsecured Notes	106,319
150,000	Energy Transfer Partners L.P. Senior Unsecured Notes (1)	169,238
400,000	Enterprise Products Operating LLC Guaranteed Notes	405,109
125,000	Magellan Midstream Partners L.P. Senior Unsecured Notes	117,085
250,000	MPLX L.P. Senior Unsecured Notes	248,916
250,000	Spectra Energy Partners L.P. Senior Unsecured Notes	264,710
		1,461,002
		2,503,783

Principal Amount		Value
	FINANCIAL (2.4%)
	BANKS (1.2%)
$250,000	Australia & New Zealand Banking Group Ltd. Subordinated Notes (1)(2)	$259,725
100,000	Banco Bilbao Vizcaya Argentaria S.A. Senior Unsecured Notes	101,279
100,000	Bancolombia S.A. Senior Unsecured Notes	109,625
100,000	Bank of America Corp. MTN Subordinated Notes	101,832
300,000	Bank of America Corp. MTN, Series L Senior Unsecured Notes	312,125
50,000	Barclays PLC Senior Unsecured Notes	49,901
100,000	BPCE S.A. Guaranteed Notes	100,676
250,000	Capital One Financial Corp. Senior Unsecured Notes	254,249
174,000	Citigroup, Inc. Subordinated Notes	186,332
350,000	Cooperatieve Rabobank UA Guaranteed Notes	359,181
250,000	Credit Agricole S.A. Senior Unsecured Notes (2)	250,730
150,000	Fifth Third Bancorp Senior Unsecured Notes	152,387
100,000	Goldman Sachs Group, Inc. (The) Subordinated Notes	123,394
250,000	Morgan Stanley Subordinated Notes	270,311
250,000	Morgan Stanley Senior Unsecured Notes	253,033
300,000	PNC Financial Services Group, Inc. (The) Senior Unsecured Notes	308,944
100,000	Santander Holdings USA, Inc. Senior Unsecured Notes	99,535
250,000	Societe Generale S.A. Senior Unsecured Notes (1)	272,403
150,000	Wells Fargo & Co. Senior Unsecured Notes	150,912
250,000	Wells Fargo & Co. MTN Senior Unsecured Notes	258,971
		3,975,545
	DIVERSIFIED FINANCIAL (0.5%)
210,000	Ally Financial, Inc. Senior Unsecured Notes	210,000
250,000	American Express Co. Senior Unsecured Notes (3)	250,948
100,000	BlackRock, Inc., Series 2 Senior Unsecured Notes	108,444
250,000	Discover Financial Services Senior Unsecured Notes	250,382
250,000	International Lease Finance Corp. Senior Secured Notes (2)	267,187
250,000	Nomura Holdings, Inc. GMTN Senior Unsecured Notes	252,626

5

March 31, 2017

Principal Amount		Value
$200,000	Stifel Financial Corp. Senior Unsecured Notes	$202,490
150,000	Synchrony Financial Senior Unsecured Notes	152,340
100,000	Synchrony Financial Senior Unsecured Notes	103,036
		1,797,453
	INSURANCE (0.2%)
250,000	American International Group, Inc. Senior Unsecured Notes	270,602
250,000	Berkshire Hathaway, Inc. Senior Unsecured Notes (1)	265,395
100,000	CNA Financial Corp. Senior Unsecured Notes	102,626
150,000	XLIT Ltd. Guaranteed Notes	166,598
		805,221
	REAL ESTATE (0.1%)
150,000	ProLogis L.P. Guaranteed Notes	152,035

	REITS (0.4%)
53,000	American Tower Corp. Senior Unsecured Notes	50,532
150,000	AvalonBay Communities, Inc. GMTN Senior Unsecured Notes	150,671
125,000	Crown Castle International Corp. Senior Unsecured Notes	130,036
100,000	Digital Realty Trust L.P. Guaranteed Notes	108,501
250,000	EPR Properties Guaranteed Notes	262,206
150,000	Hospitality Properties Trust Senior Unsecured Notes	152,825
100,000	Host Hotels & Resorts L.P. Senior Unsecured Notes	108,426
100,000	Kimco Realty Corp. Senior Unsecured Notes	92,348
100,000	Weyerhaeuser Co. Senior Unsecured Notes	120,810
100,000	Weyerhaeuser Co. Senior Unsecured Notes	112,090
		1,288,445
		8,018,699
	INDUSTRIAL (0.3%)
	BUILDING MATERIALS (0.1%)
150,000	Masco Corp. Senior Unsecured Notes	168,981

	ELECTRONICS (0.0%)
50,000	Allegion PLC Guaranteed Notes	53,375
100,000	Amphenol Corp. Senior Unsecured Notes	105,376
		158,751
	MISCELLANEOUS MANUFACTURER (0.1%)
250,000	Textron, Inc. Senior Unsecured Notes	254,272

	PACKAGING & CONTAINERS (0.1%)
$150,000	Ball Corp. Guaranteed Notes	$158,812
250,000	Packaging Corp. of America Senior Unsecured Notes	252,160
		410,972
	TRANSPORTATION (0.0%)
100,000	FedEx Corp. Guaranteed Notes	99,925
		1,092,901
	TECHNOLOGY (0.3%)
	SEMICONDUCTORS (0.1%)
100,000	Intel Corp. Senior Unsecured Notes	101,926
200,000	QUALCOMM, Inc. Senior Unsecured Notes	202,906
		304,832
	SOFTWARE (0.2%)
125,000	Cadence Design Systems, Inc. Senior Unsecured Notes	125,376
175,000	Microsoft Corp. Senior Unsecured Notes	184,695
250,000	Microsoft Corp. Senior Unsecured Notes	236,543
		546,614
		851,446
	UTILITIES (0.4%)
	ELECTRIC (0.4%)
150,000	Consolidated Edison Co. of New York, Inc. Senior Unsecured Notes	159,488
100,000	Consumers Energy Co.	100,240
100,000	Exelon Generation Co. LLC Senior Unsecured Notes	106,980
250,000	Florida Power & Light Co.	254,148
175,000	ITC Holdings Corp. Senior Unsecured Notes	170,002
100,000	Pacific Gas & Electric Co. Senior Unsecured Notes	97,501
100,000	PSEG Power LLC Guaranteed Notes (1)	104,490
250,000	South Carolina Electric & Gas Co.	240,110
100,000	Southern Co. (The) Senior Unsecured Notes	97,340
		1,330,299
	GAS (0.0%)
150,000	National Fuel Gas Co. Senior Unsecured Notes	159,957
		1,490,256
	TOTAL CORPORATE BONDS & NOTES (Cost $22,652,465) (6.8%)	22,817,174

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
$100,000	Indonesia Government International Bond, Senior Unsecured Notes, 4.13%, 1/15/25 (2)	$102,554
250,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	254,250
100,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	104,375
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (1)	134,375
250,000	Republic of Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	262,409

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $845,151) (0.3%)	857,963

LONG-TERM MUNICIPAL SECURITIES (0.5%)
	CALIFORNIA (0.1%)
80,000	Los Angeles County Public Works Financing Authority, Build America Bonds, Revenue Bonds, 5.84%, 8/1/21	90,716
50,000	University of California Regents Medical Center Pooled Revenue, Revenue Bonds, Build America Bonds, Series H, 6.40%, 5/15/31	62,419
		153,135
	FLORIDA (0.0%)
75,000	Florida State Department of Environmental Protection Revenue, Build America Bonds, Revenue Bonds, Series B, 5.31%, 7/1/18	78,367

	NEW YORK (0.2%)
250,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	254,500
185,000	Metropolitan Transportation Authority, Build America Bonds, Revenue Bonds, Ser. C-1, 5.12%, 11/15/19	200,222
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Build America Bonds, Revenue Bonds, 4.53%, 11/1/22	109,551
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	246,092
		810,365

Principal Amount		Value
	TEXAS (0.2%)
$250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	$274,102
250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	245,555
		519,657

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,531,622) (0.5%)	1,561,524

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.1%)
250,000	FHLB, 1.63%, 2/27/19	251,204
280,948	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	276,480
45,520	FHLMC Gold PC Pool #A46044, 5.00%, 7/1/35	49,780
154,965	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	169,121
37,335	FHLMC Gold PC Pool #A89430, 4.50%, 10/1/39	40,037
113,251	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	118,895
191,747	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	196,842
52,473	FHLMC Gold Pool #A84814, 4.50%, 3/1/39	56,356
45,579	FHLMC Gold Pool #A96997, 4.50%, 2/1/41	49,020
188,345	FHLMC Gold Pool #A97264, 4.00%, 2/1/41	198,368
288,268	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	287,421
53,342	FHLMC Gold Pool #G08521, 3.00%, 1/1/43	53,185
433,496	FHLMC Gold Pool #J13314, 3.50%, 10/1/25	451,904
118,062	FHLMC Gold Pool #Q06884, 3.50%, 3/1/42	121,280
89,178	FHLMC Gold Pool #Q11077, 3.50%, 9/1/42	91,609
49,791	FNMA Pool #254733, 5.00%, 4/1/23	54,350
355,701	FNMA Pool #254954, 4.50%, 10/1/23	381,179
179,622	FNMA Pool #745275, 5.00%, 2/1/36	196,527
20,438	FNMA Pool #832199, 4.50%, 7/1/35	21,977
197,610	FNMA Pool #844809, 5.00%, 11/1/35	215,898
5,464	FNMA Pool #910242, 5.00%, 3/1/37	5,968
26,359	FNMA Pool #973333, 4.50%, 2/1/38	28,352
6,260	FNMA Pool #975116, 5.00%, 5/1/38	6,833
104,429	FNMA Pool #AA0466, 4.50%, 2/1/39	112,002
6,305	FNMA Pool #AB1259, 5.00%, 7/1/40	6,900
249,259	FNMA Pool #AB1796, 3.50%, 11/1/40	256,487
85,607	FNMA Pool #AB2660, 3.50%, 5/1/21	89,061

7

March 31, 2017

Principal Amount		Value
$81,846	FNMA Pool #AB3218, 3.50%, 7/1/31	$84,386
357,388	FNMA Pool #AB3900, 3.00%, 11/1/26	367,725
13,053	FNMA Pool #AB3943, 4.00%, 11/1/41	13,743
128,010	FNMA Pool #AC5822, 4.50%, 5/1/40	137,738
182,172	FNMA Pool #AD7128, 4.50%, 7/1/40	196,102
119,266	FNMA Pool #AD8529, 4.50%, 8/1/40	128,373
75,284	FNMA Pool #AH3226, 5.00%, 2/1/41	82,267
183,095	FNMA Pool #AH4493, 4.50%, 2/1/41	196,524
126,053	FNMA Pool #AI1019, 4.50%, 5/1/41	135,629
16,280	FNMA Pool #AK6513, 4.00%, 3/1/42	17,098
488,040	FNMA Pool #AL0657, 5.00%, 8/1/41	534,166
38,285	FNMA Pool #AL3192, 5.00%, 5/1/42	41,863
327,095	FNMA Pool #AQ1853, 3.00%, 11/1/42	326,082
168,467	FNMA Pool #AS0560, 4.50%, 9/1/43	180,762
105,663	FNMA Pool #AS1529, 3.00%, 1/1/29	108,438
85,120	FNMA Pool #AS3789, 4.50%, 11/1/44	91,313
124,011	FNMA Pool #AS4503, 3.00%, 2/1/30	127,267
224,701	FNMA Pool #AS4928, 3.50%, 5/1/45	229,979
102,825	FNMA Pool #AS6205, 3.50%, 11/1/45	105,240
57,040	FNMA Pool #AT8849, 4.00%, 6/1/43	59,887
169,019	FNMA Pool #AU1847, 3.00%, 9/1/43	168,435
167,190	FNMA Pool #AU3621, 3.00%, 7/1/43	166,655
331,565	FNMA Pool #AU5409, 3.00%, 8/1/43	328,896
108,755	FNMA Pool #AU5653, 4.00%, 9/1/43	114,109
161,557	FNMA Pool #AU6562, 3.50%, 12/1/43	165,890
75,868	FNMA Pool #AU7025, 3.00%, 11/1/43	75,602
112,280	FNMA Pool #AV3310, 4.50%, 1/1/44	120,367
55,715	FNMA Pool #AX1138, 3.50%, 9/1/44	57,028
167,175	FNMA Pool #AY2728, 2.50%, 2/1/30	168,087
227,492	FNMA Pool #AZ2276, 4.00%, 6/1/45	238,657
237,096	FNMA Pool #BA6555, 3.00%, 1/1/46	235,185
23,766	FNMA Pool #MA0406, 4.50%, 5/1/30	25,539
64,713	FNMA Pool #MA0577, 3.50%, 11/1/20	67,324
270,952	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	267,470
101,017	GNMA I Pool #539285, 3.00%, 5/15/42	102,277
46,505	GNMA I Pool #744842, 3.00%, 5/15/42	46,953
151,122	GNMA II Pool #MA1520, 3.00%, 12/20/43	153,047
249,419	GNMA II Pool #MA1521, 3.50%, 12/20/43	259,729
456,425	GNMA II Pool #MA1839, 4.00%, 4/20/44	482,419
56,462	GNMA II Pool #MA2445, 3.50%, 12/20/44	58,640

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,322,113) (3.1%)	10,253,927

U.S. TREASURY OBLIGATIONS (1.7%)
25,000	U.S. Treasury Bonds, 5.25%, 2/15/29	32,052
450,000	U.S. Treasury Bonds, 3.13%, 11/15/41	460,494
250,000	U.S. Treasury Bonds, 2.75%, 8/15/42	238,340
600,000	U.S. Treasury Bonds, 2.88%, 5/15/43	584,180
200,000	U.S. Treasury Bonds, 3.75%, 11/15/43	227,578
100,000	U.S. Treasury Bonds, 3.63%, 2/15/44	111,422
200,000	U.S. Treasury Bonds, 3.38%, 5/15/44	213,430
100,000	U.S. Treasury Bonds, 3.13%, 8/15/44	101,945
100,000	U.S. Treasury Bonds, 3.00%, 11/15/44	99,543
100,000	U.S. Treasury Notes, 0.63%, 5/31/17	99,989
100,000	U.S. Treasury Notes, 0.88%, 10/15/17	99,961

Principal Amount		Value
$75,000	U.S. Treasury Notes, 0.75%, 12/31/17	$74,848
200,000	U.S. Treasury Notes, 0.75%, 3/31/18	199,344
150,000	U.S. Treasury Notes, 1.38%, 9/30/18	150,439
450,000	U.S. Treasury Notes, 1.38%, 11/30/18	451,265
100,000	U.S. Treasury Notes, 1.38%, 2/28/19	100,238
200,000	U.S. Treasury Notes, 1.63%, 12/31/19	200,922
300,000	U.S. Treasury Notes, 3.63%, 2/15/20	318,141
250,000	U.S. Treasury Notes, 1.13%, 4/30/20	246,836
200,000	U.S. Treasury Notes, 1.38%, 4/30/20	198,945
150,000	U.S. Treasury Notes, 2.25%, 4/30/21	152,637
50,000	U.S. Treasury Notes, 1.63%, 8/15/22	48,980
600,000	U.S. Treasury Notes, 2.00%, 11/30/22	597,773
150,000	U.S. Treasury Notes, 2.00%, 2/15/23	149,227
300,000	U.S. Treasury Notes, 2.38%, 8/15/24	302,402
100,000	U.S. Treasury Notes, 2.25%, 11/15/25	99,137
303,870	U.S. Treasury Notes TIPS, 0.13%, 7/15/26	296,463

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,734,628) (1.7%)	5,856,531

Shares		Value
SHORT-TERM INVESTMENTS (3.9%)
	MONEY MARKET FUNDS (3.9%)
1,847,533	State Street Institutional Liquid Reserves Fund	1,847,718
11,360,144	State Street Securities Lending Government Money Market Portfolio (4)	11,360,144

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,207,862) (3.9%)	13,207,862

	TOTAL INVESTMENT SECURITIES (102.7%) (Cost $300,864,606)	$343,966,011

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.7%)		(9,153,529)
NET ASSETS (5) (100%)		$334,812,482

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2017, the market value of the securities on loan was $11,098,341.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(4)	Securities with an aggregate market value of $11,098,341 were out on loan in exchange for $11,360,144 of cash collateral as of March 31, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $300,864,606, aggregate gross unrealized appreciation was $50,397,768, aggregate gross unrealized depreciation was $7,296,363 and the net unrealized appreciation was $43,101,405.
ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TIPS	Treasury Inflation Prorated Security

8

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$284,279,414	$—	$—	$284,279,414
Asset-Backed Securities	—	1,662,191	—	1,662,191
Commercial Mortgage-Backed Securities	—	3,469,425	—	3,469,425
Corporate Bonds & Notes*	—	22,817,174	—	22,817,174
Foreign Government Obligations	—	857,963	—	857,963
Long-Term Municipal Securities*	—	1,561,524	—	1,561,524
U.S. Government Agency Obligations	—	10,253,927	—	10,253,927
U.S. Treasury Obligations	—	5,856,531	—	5,856,531
Short-Term Investments	13,207,862	—	—	13,207,862
Total Investments in Securities	$297,487,276	$46,478,735	—	$343,966,011

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2017